Allowance for Losses on Loans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended					15 Months Ended
	Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010		Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance			$ 163,094		$ 163,094					$ 163,094		$ 166,836			$ 166,836
Charge-offs	(109,709)											(187,387)
Recoveries	11,424											3,736
Provisions & Transfers	92,351											179,909
Ending Allowance	157,160			163,094		163,094				157,160		163,094		166,836
Provision for loan losses	15,354		21,000	30,750	26,000	26,000		20,736	63,423	93,104		179,909		193,000	69,750
Financing Receivable, Allowance for Credit Losses	157,160			163,094		163,094				157,160		163,094		166,836
Financing Receivable, Allowance for Covered Loan Losses, Provisions										753
Loans receivable, gross	8,299,074					8,777,106				8,299,074		8,777,106
Nonaccrual loans by portfolio segment	210,465					245,532				210,465		245,532
Percentage Increase (Decrease) in Nonperforming Assets	14.30%									14.30%
Financing Receivable, Allowance for Credit Losses, Charge-offs, Net of Recoveries										98,285		183,651
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.43%									3.43%
Construction, Speculative [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	15,383					39,915				15,383		39,915
Construction, Custom [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	635					0				635		0
Land, Acquisition and Development [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	37,339					64,883				37,339		64,883
Land, Consumer Lot Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	8,843					0				8,843		0
Multi Family Housing [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	7,664					4,931				7,664		4,931
Commercial Real Estate Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	11,380					10,831				11,380		10,831
Commercial and Industrial Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	1,679					371				1,679		371
Home Equity Line of Credit [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	481					0				481		0
Consumer Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	437					977				437		977
Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance						434,530						434,530
Financing Receivable, Allowance for Credit Losses						434,530						434,530
Loans receivable, gross	370,294									370,294
Grade as percentage of total gross assets	2.76%					3.22%				2.76%		3.22%
Nonaccrual loans by portfolio segment	210,465					245,531				210,465		245,531
Nonperforming Financing Receivable [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	126,624					123,623				126,624		123,623
Construction, Speculative [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	6,969					15,792				6,969		15,792
Financing Receivable, Allowance for Credit Losses	6,969					15,792				6,969		15,792
Loans receivable, gross	89,986	[1]				113,059	[1]			89,986	[1]	113,059	[1]
Allowance as a Percentage of Outstanding Loans and Leases	7.70%					14.00%				7.70%		14.00%
Construction, Custom [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	623					770				623		770
Financing Receivable, Allowance for Credit Losses	623					770				623		770
Loans receivable, gross	279,851	[1]				254,454	[1]			279,851	[1]	254,454	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.20%					0.30%				0.20%		0.30%
Land, Acquisition and Development [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	10,489					19,296				10,489		19,296
Financing Receivable, Allowance for Credit Losses	10,489					19,296				10,489		19,296
Loans receivable, gross	61,277	[1]				59,819	[1]			61,277	[1]	59,819	[1]
Allowance as a Percentage of Outstanding Loans and Leases	17.10%					32.30%				17.10%		32.30%
Land, Consumer Lot Loans [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	4,385					3,020				4,385		3,020
Financing Receivable, Allowance for Credit Losses	4,385					3,020				4,385		3,020
Loans receivable, gross	160,906	[1]				183,253	[1]			160,906	[1]	183,253	[1]
Allowance as a Percentage of Outstanding Loans and Leases	2.70%					1.70%				2.70%		1.70%
Multi Family Housing [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	3,443					2,490				3,443		2,490
Financing Receivable, Allowance for Credit Losses	3,443					2,490				3,443		2,490
Loans receivable, gross	679,823	[1]				688,778	[1]			679,823	[1]	688,778	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.50%					0.40%				0.50%		0.40%
Commercial Real Estate Portfolio Segment [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,730					2,313				2,730		2,313
Financing Receivable, Allowance for Credit Losses	2,730					2,313				2,730		2,313
Loans receivable, gross	268,906	[1]				315,063	[1]			268,906	[1]	315,063	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.00%					0.70%				1.00%		0.70%
Commercial and Industrial Loans [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	5,058					5,374				5,058		5,374
Financing Receivable, Allowance for Credit Losses	5,058					5,374				5,058		5,374
Loans receivable, gross	106,406	[1]				82,251	[1]			106,406	[1]	82,251	[1]
Allowance as a Percentage of Outstanding Loans and Leases	4.80%					6.50%				4.80%		6.50%
Home Equity Line of Credit [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	1,139					586				1,139		586
Financing Receivable, Allowance for Credit Losses	1,139					586				1,139		586
Loans receivable, gross	115,092	[1]				116,143	[1]			115,092	[1]	116,143	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.00%					0.50%				1.00%		0.50%
Consumer Portfolio Segment [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,971					7,394				2,971		7,394
Financing Receivable, Allowance for Credit Losses	2,971					7,394				2,971		7,394
Loans receivable, gross	67,509	[1]				92,625	[1]			67,509	[1]	92,625	[1]
Allowance as a Percentage of Outstanding Loans and Leases	4.40%					8.00%				4.40%		8.00%
Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	115,248					98,092				115,248		98,092
Financing Receivable, Allowance for Credit Losses	115,248					98,092				115,248		98,092
Loans receivable, gross	8,016,078	[1]				8,431,174	[1]			8,016,078	[1]	8,431,174	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.40%					1.20%				1.40%		1.20%
Loans Collectively Evaluated for Impairment [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	77,441					41,057				77,441		41,057
Financing Receivable, Allowance for Credit Losses	77,441					41,057				77,441		41,057
Loans receivable, gross	6,186,322	[1]				6,525,729	[1]			6,186,322	[1]	6,525,729	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.30%					0.60%				1.30%		0.60%
Construction, Speculative [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	6,859					10,554				6,859		10,554
Financing Receivable, Allowance for Credit Losses	6,859					10,554				6,859		10,554
Loans receivable, gross	50,473	[1]				56,653	[1]			50,473	[1]	56,653	[1]
Allowance as a Percentage of Outstanding Loans and Leases	13.60%					18.60%				13.60%		18.60%
Construction, Custom [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0				0		0
Financing Receivable, Allowance for Credit Losses	0					0				0		0
Loans receivable, gross	0	[1]				1,930	[1]			0	[1]	1,930	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%				0.00%		0.00%
Land, Acquisition and Development [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	22,230					42,341				22,230		42,341
Financing Receivable, Allowance for Credit Losses	22,230					42,341				22,230		42,341
Loans receivable, gross	139,415	[1]				247,411	[1]			139,415	[1]	247,411	[1]
Allowance as a Percentage of Outstanding Loans and Leases	15.90%					17.10%				15.90%		17.10%
Land, Consumer Lot Loans [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	1,135					1,773				1,135		1,773
Financing Receivable, Allowance for Credit Losses	1,135					1,773				1,135		1,773
Loans receivable, gross	2,240	[1]				3,587	[1]			2,240	[1]	3,587	[1]
Allowance as a Percentage of Outstanding Loans and Leases	50.70%					49.40%				50.70%		49.40%
Multi Family Housing [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	4,180					2,560				4,180		2,560
Financing Receivable, Allowance for Credit Losses	4,180					2,560				4,180		2,560
Loans receivable, gross	20,850	[1]				8,573	[1]			20,850	[1]	8,573	[1]
Allowance as a Percentage of Outstanding Loans and Leases	20.00%					29.90%				20.00%		29.90%
Commercial Real Estate Portfolio Segment [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	1,601					852				1,601		852
Financing Receivable, Allowance for Credit Losses	1,601					852				1,601		852
Loans receivable, gross	34,536	[1]				852	[1]			34,536	[1]	852	[1]
Allowance as a Percentage of Outstanding Loans and Leases	4.60%					100.00%				4.60%		100.00%
Commercial and Industrial Loans [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	41					819				41		819
Financing Receivable, Allowance for Credit Losses	41					819				41		819
Loans receivable, gross	2,926	[1]				819	[1]			2,926	[1]	819	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.40%					100.00%				1.40%		100.00%
Home Equity Line of Credit [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0				0		0
Financing Receivable, Allowance for Credit Losses	0					0				0		0
Loans receivable, gross	0	[1]				0	[1]			0	[1]	0	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%				0.00%		0.00%
Consumer Portfolio Segment [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0				0		0
Financing Receivable, Allowance for Credit Losses	0					0				0		0
Loans receivable, gross	0	[1]				0	[1]			0	[1]	0	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%				0.00%		0.00%
Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	41,912					65,002				41,912		65,002
Financing Receivable, Allowance for Credit Losses	41,912					65,002				41,912		65,002
Loans receivable, gross	282,996	[1]				345,932	[1]			282,996	[1]	345,932	[1]
Allowance as a Percentage of Outstanding Loans and Leases	14.80%					18.80%				14.80%		18.80%
Loans Individually Evaluated for Impairment [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	5,866					6,103				5,866		6,103
Financing Receivable, Allowance for Credit Losses	5,866					6,103				5,866		6,103
Loans receivable, gross	32,556	[1]				26,107	[1]			32,556	[1]	26,107	[1]
Allowance as a Percentage of Outstanding Loans and Leases	18.00%					23.40%				18.00%		23.40%
Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												18,547			18,547
Charge-offs	(38,465)											(33,812)
Recoveries	3,072											104
Provisions & Transfers	71,540											62,321
Ending Allowance	83,307			47,160		47,160				83,307		47,160
Financing Receivable, Allowance for Credit Losses	83,307			47,160		47,160				83,307		47,160
Loans receivable, gross	6,218,878					6,551,837				6,218,878		6,551,837
Construction, Speculative [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												21,841			21,841
Charge-offs	(13,197)											(28,930)
Recoveries	2,143											523
Provisions & Transfers	(1,464)											32,912
Ending Allowance	13,828			26,346		26,346				13,828		26,346
Financing Receivable, Allowance for Credit Losses	13,828			26,346		26,346				13,828		26,346
Loans receivable, gross	140,459					169,712				140,459		169,712
Nonaccrual loans by portfolio segment	15,383					39,915				15,383		39,915
Ratio of past due loans to total loans, net of charge-offs and LIPs	7.42%									7.42%
Construction, Custom [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												81			81
Charge-offs	(237)											(359)
Recoveries	0											188
Provisions & Transfers	90											860
Ending Allowance	623			770		770				623		770
Financing Receivable, Allowance for Credit Losses	623			770		770				623		770
Loans receivable, gross	279,851					256,384				279,851		256,384
Nonaccrual loans by portfolio segment	635					0				635		0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.43%									0.43%
Land, Acquisition and Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												104,569			104,569
Charge-offs	(39,797)											(105,576)
Recoveries	2,271											844
Provisions & Transfers	8,608											61,800
Ending Allowance	32,719			61,637		61,637				32,719		61,637
Financing Receivable, Allowance for Credit Losses	32,719			61,637		61,637				32,719		61,637
Loans receivable, gross	200,692					307,230				200,692		307,230
Nonaccrual loans by portfolio segment	37,339					64,883				37,339		64,883
Ratio of past due loans to total loans, net of charge-offs and LIPs	17.69%									17.69%
Land, Consumer Lot Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												1,298			1,298
Charge-offs	(4,196)											(359)
Recoveries	0											11
Provisions & Transfers	4,923											3,843
Ending Allowance	5,520			4,793		4,793				5,520		4,793
Financing Receivable, Allowance for Credit Losses	5,520			4,793		4,793				5,520		4,793
Loans receivable, gross	163,146					186,840				163,146		186,840
Nonaccrual loans by portfolio segment	8,843					0				8,843		0
Ratio of past due loans to total loans, net of charge-offs and LIPs	6.92%									6.92%
Multi Family Housing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												1,878			1,878
Charge-offs	(1,950)											(2,010)
Recoveries	71											0
Provisions & Transfers	4,452											5,182
Ending Allowance	7,623			5,050		5,050				7,623		5,050
Financing Receivable, Allowance for Credit Losses	7,623			5,050		5,050				7,623		5,050
Loans receivable, gross	700,673					697,351				700,673		697,351
Nonaccrual loans by portfolio segment	7,664					4,931				7,664		4,931
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.23%									1.23%
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												1,344			1,344
Charge-offs	(1,593)											(651)
Recoveries	328											3
Provisions & Transfers	2,431											2,469
Ending Allowance	4,331			3,165		3,165				4,331		3,165
Financing Receivable, Allowance for Credit Losses	4,331			3,165		3,165				4,331		3,165
Loans receivable, gross	303,442					315,915				303,442		315,915
Nonaccrual loans by portfolio segment	11,380					10,831				11,380		10,831
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.76%									2.76%
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												7,327			7,327
Charge-offs	(4,733)											(8,902)
Recoveries	1,925											923
Provisions & Transfers	1,714											6,845
Ending Allowance	5,099			6,193		6,193				5,099		6,193
Financing Receivable, Allowance for Credit Losses	5,099			6,193		6,193				5,099		6,193
Loans receivable, gross	109,332					83,070				109,332		83,070
Nonaccrual loans by portfolio segment	1,679					371				1,679		371
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.10%									2.10%
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												377			377
Charge-offs	(939)											(118)
Recoveries	185											0
Provisions & Transfers	1,307											327
Ending Allowance	1,139			586		586				1,139		586
Financing Receivable, Allowance for Credit Losses	1,139			586		586				1,139		586
Loans receivable, gross	115,092					116,143				115,092		116,143
Nonaccrual loans by portfolio segment	481					0				481		0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.90%									0.90%
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												9,574			9,574
Charge-offs	(4,602)											(6,670)
Recoveries	1,429											1,140
Provisions & Transfers	(1,250)											3,350
Ending Allowance	2,971			7,394		7,394				2,971		7,394
Financing Receivable, Allowance for Credit Losses	2,971			7,394		7,394				2,971		7,394
Loans receivable, gross	67,509					92,624				67,509		92,624
Nonaccrual loans by portfolio segment	$ 437					$ 977				$ 437		$ 977
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.07%									3.07%

[1]	Excludes covered loans